ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
ORDINARY SHARES
Issuance of ordinary shares | ¥						¥ 5,057,760			¥ 5,174,013
Par value (in dollars per share) | $ / shares							$ 0.0001				$ 0.0001
Proceeds from ordinary shares issued						3,451,921	$ 500,481
Value of shares repurchased						¥ 401,566	$ 60,145	¥ 968,409
Share repurchase (in shares) | shares						34,137,780	34,137,780
2022 share repurchase program, Authorized amount | $	$ 70,000,000
2022 share repurchase program, Period in force	12 months
2022 share repurchase program, Weighted average price of shares repurchased | (per share)						¥ 12.13	$ 1.76
Share subscription agreement
ORDINARY SHARES
Issuance of ordinary shares | ¥			¥ 800
Issuance of ordinary shares (in shares) | shares			109,215,017
Proceeds from ordinary shares issued | ¥			¥ 546
BCA valuation | ¥			¥ 254
Percentage of Company's issued and outstanding shares held			52.00%
Number of shares agreed to issue and sell | shares			109,215,017
2021 Share Repurchase Program
ORDINARY SHARES
Value of shares repurchased		$ 150,000				¥ 968,409	$ 150,000
Share repurchase (in shares) | shares						28,099,564	28,099,564
Weighted average price per share of shares repurchased | (per share)							$ 5.34			¥ 34.03
IPO
ORDINARY SHARES
Issuance of ordinary shares (in shares) | shares					89,491,548
Par value (in dollars per share) | $ / shares													$ 4.00
Proceeds from ordinary shares issued | ¥					¥ 2,357,823
Follow On Public Offering
ORDINARY SHARES
Issuance of ordinary shares (in shares) | shares				36,000,000
Par value (in dollars per share) | $ / shares												$ 12.50
Proceeds from ordinary shares issued | ¥				¥ 2,816,190